Expenses by Nature and Other Income and Expenses Items - Schedule of Other Operating Income / (Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Other Operating Income / (Expenses) [Abstract]
Net gains on disposal of cryptocurrencies	$ 187	$ 3,981
Recognition of impairment loss of cryptocurrencies	(1,052)	(823)
Change in fair value of cryptocurrency-settled receivables and payables	(3,189)	32
Others		(13)
Total	$ (4,054)	$ 3,177